THE BERWYN FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998




NOTE 1 - ORGANIZATION

The Berwyn Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a nondiversified open-end management company and incorporated under the laws of the Commonwealth of Pennsylvania. The Fund's primary investment objective is long-term capital appreciation. For capital shares of the Fund held less than one year, the Fund charges a redemption fee of 1% of the net asset value of the capital shares being redeemed.


NOTE 2 - ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies.
The preparation of financial statements in accordance with generally accepted accounting principles requires management of the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation: Securities listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date and securities not listed are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income tax is required in the financial statements.

Securities Transactions and Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned.


Distributions to Shareholders: The Fund distributes annually all of its net investment income and any net realized capital gains. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are adjusted to reflect their tax treatment in the period the differences arise.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY
	     TRANSACTIONS

Under the terms of the investment advisory agreement, the Fund has agreed to pay The Killen Group, Inc. (the "Investment Adviser") an investment advisory fee at an annual rate of 1% of the Fund's average daily net assets. The Investment Adviser and the Directors and Officers of the Investment Adviser, together with their families, owned 264,733 shares of the Fund at June 30, 1998.

During the period ended June 30, 1998, the Fund paid $68,061 in commissions to Berwyn Financial Services, a brokerage company affiliated with the Investment Adviser, to execute certain portfolio transactions.


NOTE 4 - SECURITY TRANSACTIONS

During the period, the Fund made purchases of $12,998,599 and sales of $23,545,760 of investment securities other than U.S. Government securities and temporary cash investments.

Cost of securities owned at June 30, 1998 and the net realized gains or losses on securities sold for the period then ended for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes.

At June 30, 1998, net unrealized appreciation for financial reporting and Federal income tax purposes aggregated $24,595,450 of which $34,542,914 related to appreciated securities and $9,947,464 related to depreciated securities.


THE BERWYN FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(Unaudited)


Assets:
Investments in Securities, at Market Value	$91,352,467
    (Cost $66,757,017) (Note 2)
Receivables:
      Dividends		20,351
      Interest			13,696
      Investment Securities Sold	773,302
      Prepaid Expenses	       21,663
		Total Assets	92,181,479

Liabilities:
Payable to Custodian	522,023
Payable for Investment Securities Purchased	267,125
Accrued Expenses	5,548
Investment Advisory Fee Payable	       75,644
		Total Liabilities	     870,340


Net Assets:  (1)
Applicable to 4,077,842 Outstanding Shares of
    Common Stock, $1.00 Par Value
    (Authorized 20,000,000 Shares)	$91,311,139

Net Asset Value and Offering Price Per Share
    ($91,311,139 / 4,077,842 Outstanding Shares)	$         22.39

Redemption Price Per Share (Note 1)	$         22.17


(1)	On June 30, 1998 Net Assets consisted of the following:
	Common Stock, Par Value $1.00	4,077,842
	Paid-in Capital	58,578,004
	Accumulated Net Investment Loss	(213,055)
	Accumulated Net Realized Capital Gains	4,272,898
	Net Unrealized Appreciation of Investment Securities	24,595,450
			$91,311,139



The accompanying notes are an integral part of these financial statements.


THE BERWYN FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998
(Unaudited)


Investment Income:
	Dividends	$311,759
	Interest	  28,791
	Extraordinary Income	       750

	Total Investment Income		$    341,300

Expenses:
	Investment Advisory Fee (Note 3)	490,619
	Transfer Agent Fees	10,368
	Custodian Fees	8,639
	Professional Fees	8,123
	Registration Fees	12,560
	Directors' Fees	1,672
	Printing Costs	11,277
	Office Expenses	4,000
	Insurance	2,662
	Taxes (Other than Income Taxes)	    3,685

		Total Expenses		    553,605

		Net Investment Loss		   (212,305)

Realized and Unrealized Gain on Investments:
	Net Realized Gain from Sales of Investment Securities		4,238,887

	Net Change in Unrealized Depreciation on
		Investment Securities		(2,078,636)

	Net Realized and Unrealized Gain on Investments		2,160,251

Net Increase in Net Assets Resulting from Operations		$1,947,946







The accompanying notes are an integral part of these financial statements.


THE BERWYN FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)


			Six Months	Six Months
		Ended	Ended
		    06/30/98   	   06/30/97
Increase in Net Assets from Investment Activities:
	 Net Investment Income (Loss)	$      (212,305)	$    (218,707)
	 Net Realized Gain from Sales of
		Investment Securities	4,238,887	5,895,551
	 Change in Net Unrealized Appreciation/Depreciation
		on Investment Securities	   (2,078,636)	  5,328,064

		 Net Increase in Net Assets Resulting
		     from Operations	    1,947,946	11,004,908

Capital Share Transactions (1):
	 Net Proceeds from Sales of Shares	8,048,217	5,448,042
	 Cost of Shares Redeemed	(19,090,964)	(20,497,182)

		 Net Increase in Net Assets from
		     Capital Share Transactions	(11,042,747)	(15,049,140)

		 Total Increase in Net Assets	  (9,094,801)	 (4,044,232)

Net Assets:
	 Beginning of Period	100,405,940	94,055,970

	 End of Period (Including Undistributed Net
	     Investment Loss of ($213,055) and
	     ($378,117) at June 30, 1998 and 1997,
	     respectively)	$  91,311,139	$90,011,738

(1) Capital Shares Issued and Redeemed:
      Shares Sold	354,495	267,605
      Shares Redeemed	      (837,781)	 (1,003,764)
	      (483,286)	    (736,159)






The accompanying notes are an integral part of these financial statements.





THE BERWYN FUND, INC.
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
(Unaudited)



			SIX MONTHS	YEAR	YEAR	YEAR	YEAR	YEAR
			ENDED	ENDED	ENDED	ENDED	ENDED	ENDED

06/30/98    	12/31/97	12/31/96	12/31/95	12/31/94	12/31/93

Net Asset Value, Beginning of Year	$22.01	$19.69	$19.43	$17.55	$17.67	$14.86
				______	______
	______	______	______
	______

Income from Investment Operations:
	Net Investment Income (Loss)	(0.05)	(0.00)	(0.02)	---	0.02	(0.03)
	Net Realized and Unrealized Gains
		on Securities	0.43	5.06	2.78	3.34	0.65	3.42
				______	______
	______	______	______
	______


		Total from Investment Operations	0.38	5.06	2.76	3.34	0.67	3.39
				______	______
	______	______	______
	______

Less Distributions:
	Dividends from Net Investment Income	---	---	---	(0.01)	(0.01)	---
	Distributions from Net Realized Gains	---	(2.74)	(2.50)	(1.45)	(0.78)	(0.58)
				______	______
	______	______	______
	______


		Total Distributions	---	(2.74)	(1.46)	(0.79)	(0.58)	(1.35)
				______	______
	______	______	______
	______

Net Asset Value, End of Year	22.39	$22.01	19.69	$19.43	$17.55	$17.67


		Total Return	1.73%	26.05%	14.35%	19.18%	3.90%	22.90%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$91,311	$100,406	$94,056	$97,234	$63,522	$47,312

Ratio of Expenses to Average Net Assets	1.12*	1.20%	1.21%	1.23%	1.33%	1.37%

Ratio of Net Investment Income (Loss) to
	Average Net Assets	(0.42%)*	(0.02%)	(0.10%)	0.04%	0.11%	(0.18%)

Portfolio Turnover Rate		26%*	26%	32%	32%	24%	24%

Average Commission Rate Paid**		$0.0530	$0.0676	$0.0554	---	---	---



  *Annualized
**Computed by dividing the total amount of commission by the total number of shares purchased and sold during the period.

The accompanying notes are an integral part of these financial statements




THE BERWYN FUND, INC.
STATEMENT OF INVESTMENTS
JUNE 30, 1998
(Unaudited)



Number of
    Shares    	                      COMMON STOCKS  -
99.6%                           	     Value*

		AEROSPACE / DEFENSE -
2.3%
	53,166	Ducommun Inc. +	$1,063,320
	75,701	Whittaker Corp. +	1,003,038
			2,066,358
		AIRLINES -
2.1%

	35,300	Alaska Air Group, Inc. +	1,926,056

		ALCOHOLIC BEVERAGE -
1.6%
	158,641	Todhunter International Corp. +	1,457,514

		AUTOMOTIVE AND TRUCK PARTS -
2.0%
	16,000	Bandag Inc.	624,000
	257,434	National Standard Co. +	1,238,901
				1,862,901
		BANKING -
3.5%

	92,920	BSB Bancorp Inc.	2,810,830
	24,500	Lawrence Savings Bank	   381,281
		 	3,192,111
		CHEMICALS -
0.8%
	24,070	IMC Global, Inc.	   725,109

		COMMERCIAL PRINTING -
2.5%
	88,167	Courier Corp.	2,336,425

			COMPUTER & PERIPHERALS -
5.8%
	284,855	Data I/O Corp. +	961,386
	34,950	Inacom Corp. +	1,109,663
	161,000	Plaintree Systems +	246,539
	184,002	Printronix, Inc. +	2,944,032
			5,261,620






The accompanying notes are an integral part of these financial statements.


THE BERWYN FUND, INC.
STATEMENT OF INVESTMENTS (Continued)



Number of
    Shares   	                  COMMON STOCKS
(Continued)                       	         Value*

		DIVERSIFIED MANUFACTURING -
5.4%
	80,985	Griffon Corp. +	$1,037,620
	82,404	Lindberg Corp.	1,606,878	60,908	Robbins & Myers, Inc.	1,770,139
	40,000	Synalloy Corp.	   535,000
			4,949,637
		ELECTRONICS INTEGRATED -
3.5%
	371,417	Scan-Optics	1,949,939
	69,100	Trans-Lux Corp.	842,156
	105,100	Wells-Gardner Electronics	   446,675
			3,238,770
		ENVIRONMENTAL CONTROL -
0.1%
	85,200	Envirogen Inc. +	   103,842

		FOOD PROCESSING & DISTRIBUTION - 2.8

	175,701	Orange Co.	1,043,225
	106,000	Chiquita Brands International	1,490,625
			2,533,850
		FOREST & PAPER PRODUCTS -
3.7%
	36,000	Greif Brothers Corp.	1,651,975
	30,706	MAXXAM Inc.	1,742,566
			3,394,541
		FURNITURE MANUFACTURING - 2.8%

	84,998	Ladd Furniture +	2,539,315
		INDUSTRIAL EQUIPMENT -
0.9%
	30,000	Airgas Inc.	   431,250
	3,000	Cascade Corporation	54,750
	123,500	Dura Products International	   286,520
			   772,520
		INSURANCE -
5.0%
	29,021	First American Financial Corp.	2,611,890
	39,292	Stewart Information Services	1,908,118
					4,520,008





The accompanying notes are an integral part of these financial statements.




THE BERWYN FUND, INC.
STATEMENT OF INVESTMENTS (Continued)



Number of
    Shares   	                  COMMON STOCKS
(Continued)                     	         Value*

		MACHINERY MANUFACTURING -
8.0%
	38,700	Hardinge, Inc.	   $   943,312
	182,044	Terex Corp. +	5,188,254
	135,355	Unit Instruments Inc. +	1,218,195
			7,349,761
		MANUFACTURED HOUSING -
3.8%
	85,200	Drew Ind. +	1,272,675
	71,000	Kevco Inc. +	1,553,125
	44,000	Patrick Industries	   671,000
			3,496,800
		MARITIME INDUSTRY -
5.2%
	148,311	Anangel-American Shipholders	1,065,985
	275,605	B & H Ocean Carriers	1,636,405
	240,437	BT Shipping Ltd. ADR+	1,021,857
	61,700	Stolt-Nielsen S.A.	1,048,900
			4,773,147
		MEDICAL PRODUCTS & SERVICES -
1.4%
	36,000	Complete Management Inc.	   141,750
	350,676	Quidel Corp.+	1,095,862
			1,237,612
		METALS & MINING -
5.9%
	5,462	Alumax Inc. +	273,100
	1,430,139	Campbell Resources, Inc. +	536,302
	34,750	Cleveland Cliffs, Inc.	1,863,469
	5,000	Freeport McMoran  Class B	75,938
	51,200	Impala Platnium-UNSPON ADR	438,979
	147,200	Kaiser Aluminum +	1,407,600
	305,110	Nord Pacific Limited ADR+	648,359
	512,350	Westmoreland Coal Co. +**	   199,817
			5,443,564
		OIL & GAS EXPLORATION & PRODUCTION - 6.8%
	25,000	Berry Petroleum		325,000
	80,000	Callon Petroleum +		1,145,000
	168,000	COHO Energy +	1,134,000
	87,596	Louis Dreyfus Natural Gas +	1,658,849
	254,864	Ranger Oil Ltd.	1,863,693
				6,126,542

The accompanying notes are an integral part of these financial statements.


THE BERWYN FUND, INC.
STATEMENT OF INVESTMENTS (Continued)



Number of
    Shares   	                  COMMON STOCKS
(Continued)                      	         Value*

		OIL REFINING -
6.5%
	418,344	Frontier Oil Corp.	$3,346,752
	45,000	Giant Industries	781,875
	24,200	Sun Co.	939,263
	27,658	Ultramar Diamond Shamrock	     872,640
			  5,940,530
		PRECISION INSTRUMENTS -
5.3%
	163,412	Brown & Sharpe + 	1,960,944
	141,470	Esterline Technology Corp. +	  2,908,977
			  4,869,921
		RESTAURANT INDUSTRY -
0.1%
	6,000	Lone Star Steakhouse	       82,875

		RETAIL INDUSTRY -
1.3%
	37,500	Blair Corporation	  1,200,000

		STEEL & STEEL PRODUCTS -
4.6%
	176,903	Acme Metals, Inc. +	884,515
	103,702	AK Steel Holding Corp.	1,853,673
	121,828	Keystone Consolidated Inc. +	  1,446,708
			  4,184,896
		TELECOMMUNICATIONS - 1.9%

	64,766	Commonwealth Telephone Enterprise +	  1,708,203

		TEXTILES -
4.0%

	124,040	Culp, Inc.	1,604,767
	215,049	Dixie Group, Inc. +	  2,016,084
			  3,620,851

TOTAL COMMON STOCKS (Cost $66,267,017)	90,915,279








The accompanying notes are an integral part of these financial statements.


THE BERWYN FUND, INC.
STATEMENT OF INVESTMENTS (Continued)



     Face
  Amount	                    CORPORATE BONDS  -
0.5%                      	        Value*

	$250,000	Campbell Resources  7.5%   CV  07/20/04 	$    178,125
	250,000	TransLux  7.5%  CV  12/01/06	     259,063
			     437,188

TOTAL CORPORATE BONDS (Cost $500,000)	     437,188


TOTAL INVESTMENTS (Cost $66,757,017) - 100.0%	91,352,467


LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	     (41,328)


NET ASSETS - 100%	$91,311,139















______________________________________
	*	See Note 2 to the Financial Statements
	** 	Considered to be an affiliate under the Investment Company Act of 1940
	+	Non-Income Producing Security
	ADR	American Depositary Receipt
	CV	Convertible Security




The accompanying notes are an integral part of these financial statements.


Notes